INVESTMENT IN ASSOCIATED COMPANIES (Schedule of Participations Using Equity Method) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%	49.90%